Share-Based Compensation - Additional Information (Detail)			12 Months Ended
	Aug. 06, 2014 USD ($) $ / shares shares	Aug. 06, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)			$ 47.96	¥ 319.16	$ 45.50	¥ 294.76	$ 27.87	¥ 172.92
Options exercised			62,430	62,430		49,887		128,457
Unrecognized compensation expense related to unvested share options | ¥				¥ 117,690,049
Unrecognized compensation expense, period for recognition			2 years 7 months 28 days	2 years 7 months 28 days
Restricted shares granted			122,719	122,719
Incremental compensation cost related to plan modified | $			$ 150,494
Conversion from option			5,748	5,748
Converted to restricted shares			11,495	11,495
Weighted average exercise price | ¥ / shares				¥ 90.69
Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares			$ 56.25
After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares			$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition			2 years 4 months 17 days	2 years 4 months 17 days
Total fair value of non-vested restricted shares | ¥				¥ 31,223,067		¥ 24,959,520		¥ 22,954,162
Unrecognized compensation expense related to non-vested restricted shares | ¥				¥ 59,313,954
Restricted Stock | Modification of Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	2 years	2 years
Incremental compensation cost related to plan modified	$ 300,000	¥ 1,900,000
Restricted Stock | Modification of Exercise Price | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted	19,375	19,375
Restricted Stock | Modification of Exercise Price | Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted to restricted shares | (per share)	$ 37.03	¥ 229.76
Restricted Stock | Modification of Exercise Price | After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted to restricted shares | $ / shares	$ 0
Stock Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock			8.00%	8.00%
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock			10.00%	10.00%
Maximum number of shares that may be issued				2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term			10 years	10 years
Vesting period for remaining the 75% of options granted			36 months	36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months			25.00%	25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months			75.00%	75.00%